Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
November 30, 2022
LDE-NPRT1-0123
1.9887645.104
Nonconvertible Bonds - 87.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
3 month U.S. LIBOR + 1.180% 4.4157% 6/12/24 (b)(c)	1,770,000	1,778,174
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 3.9758% 3/25/24 (b)(c)	350,000	347,407
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.100% 5.7061% 5/15/25 (b)(c)	1,713,000	1,716,603
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.790% 4.0413% 3/20/26 (b)(c)	780,000	756,963
		4,599,147
Interactive Media & Services - 0.4%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 4.8187% 4/11/24 (b)(c)(d)	600,000	595,988
3 month U.S. LIBOR + 0.910% 4.8187% 4/11/24 (Reg. S) (b)(c)	200,000	198,663
		794,651
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.0896% 2/1/24 (b)(c)	538,000	541,042
Comcast Corp. 3 month U.S. LIBOR + 0.630% 4.7091% 4/15/24 (b)(c)	591,000	592,176
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 4.9944% 3/15/24 (b)(c)(d)	300,000	298,987
		1,432,205
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 5.0691% 1/16/24 (b)(c)	400,000	399,828
TOTAL COMMUNICATION SERVICES		7,225,831
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 3.5%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 4.962% 5/10/23 (b)(c)	660,000	660,094
3 month U.S. LIBOR + 0.420% 3.5879% 9/8/23 (b)(c)	900,000	897,157
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.1785% 8/12/24 (b)(c)(d)	1,900,000	1,879,824
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.840% 5.3484% 5/4/23 (b)(c)(d)	900,000	900,638
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.990% 4.7383% 1/5/23 (b)(c)	561,000	560,590
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 4.7124% 4/7/25 (b)(c)	200,000	194,385
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.8989% 3/8/24 (b)(c)	840,000	823,534
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 4.8395% 2/26/27 (b)(c)	400,000	373,038
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (b)(c)	300,000	298,725
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.640% 3.8079% 3/8/24 (b)(c)(d)	420,000	411,708
		6,999,693
Internet & Direct Marketing Retail - 0.3%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 5.2847% 1/30/23 (b)(c)	535,000	534,978
TOTAL CONSUMER DISCRETIONARY		7,534,671
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
General Mills, Inc. 3 month U.S. LIBOR + 1.010% 5.0891% 10/17/23 (b)(c)	502,000	503,503
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 5.53% 5/11/23 (b)(c)	750,000	751,137
Chevron U.S.A., Inc. 3 month U.S. LIBOR + 0.200% 4.8497% 8/11/23 (b)(c)	160,000	159,881
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 4.4322% 2/16/24 (b)(c)	300,000	297,069
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.2026% 2/17/23 (b)(c)	1,040,000	1,039,024
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 5.0497% 11/13/23 (b)(c)	495,000	496,476
		2,743,587
FINANCIALS - 66.9%
Banks - 43.3%
ANZ New Zealand International Ltd. London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.4024% 2/18/25 (b)(c)(d)	400,000	396,120
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 4.2401% 6/14/23 (b)(c)(d)	500,000	500,376
Banco Santander SA:
3 month U.S. LIBOR + 1.090% 5.7819% 2/23/23 (b)(c)	1,400,000	1,400,282
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.240% 5.0403% 5/24/24 (b)(c)	600,000	597,156
Bank of America Corp.:
3 month U.S. LIBOR + 0.760% 4.0526% 9/15/26 (b)(c)	300,000	291,249
3 month U.S. LIBOR + 0.770% 5.3016% 2/5/26 (b)(c)	1,361,000	1,337,969
3 month U.S. LIBOR + 0.790% 3.9481% 3/5/24 (b)(c)	1,130,000	1,128,413
3 month U.S. LIBOR + 0.960% 5.2846% 7/23/24 (b)(c)	1,672,000	1,671,507
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4605% 2/4/25 (b)(c)	200,000	196,507
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.2985% 4/22/25 (b)(c)	1,200,000	1,179,819
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 4.3385% 10/24/24 (b)(c)	1,610,000	1,593,942
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.330% 4.7438% 4/2/26 (b)(c)	400,000	396,432
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 3.7323% 4/14/23 (b)(c)	550,000	549,320
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 3.7389% 7/9/24 (b)(c)	1,560,000	1,540,299
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 3.8839% 1/10/25 (b)(c)	320,000	313,726
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.620% 3.8344% 9/15/26 (b)(c)	500,000	481,695
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.680% 3.8391% 3/10/23 (b)(c)	3,300,000	3,301,089
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.060% 4.1615% 6/7/25 (b)(c)	200,000	197,439
Bank of New Zealand U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 4.4228% 1/27/27 (b)(c)(d)	350,000	345,681
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 3.6122% 3/2/26 (b)(c)	1,559,000	1,502,424
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 3.7644% 9/15/23 (b)(c)	200,000	199,629
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.0268% 7/31/24 (b)(c)	810,000	800,276
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 3.8789% 1/10/25 (b)(c)	200,000	196,400
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 4.183% 2/4/25 (b)(c)(d)	1,030,000	1,007,072
Barclays PLC 3 month U.S. LIBOR + 1.380% 6.0239% 5/16/24 (b)(c)	1,350,000	1,342,734
BPCE SA:
3 month U.S. LIBOR + 1.240% 4.4757% 9/12/23 (b)(c)(d)	250,000	249,973
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.017% 1/14/25 (b)(c)(d)	480,000	468,370
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.660% 3.9054% 9/13/23 (b)(c)	654,000	654,661
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 3.6028% 12/14/23 (b)(c)	1,224,000	1,215,457
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 3.8997% 10/18/24 (b)(c)	290,000	285,055
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 3.6458% 6/22/23 (b)(c)	800,000	797,906
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 4.3525% 4/7/25 (b)(c)	700,000	691,990
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.1051% 6/1/24 (b)(c)	2,087,000	2,083,863
3 month U.S. LIBOR + 1.100% 5.7497% 5/17/24 (b)(c)	1,164,000	1,165,113
3 month U.S. LIBOR + 1.250% 4.9929% 7/1/26 (b)(c)	990,000	976,822
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4221% 5/1/25 (b)(c)	810,000	794,882
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.2484% 1/25/26 (b)(c)	640,000	623,046
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 3.9555% 6/9/27 (b)(c)	200,000	190,230
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.520% 4.8343% 3/17/26 (b)(c)	400,000	395,737
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.700% 4.1834% 3/16/23 (b)(c)(d)	852,000	852,695
3 month U.S. LIBOR + 0.820% 3.9781% 6/4/24 (b)(c)(d)	103,000	103,055
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.8124% 7/7/25 (b)(c)(d)	2,100,000	2,065,856
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 3.7182% 6/15/26 (b)(c)(d)	410,000	401,376
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.740% 3.9428% 3/14/25 (b)(c)(d)	300,000	298,224
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 5.3446% 4/24/23 (b)(c)(d)	250,000	250,365
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 4.2957% 9/12/23 (b)(c)(d)	400,000	399,864
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.186% 3/28/25 (b)(c)(d)	300,000	298,814
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.2281% 5/21/24 (b)(c)(d)	510,000	503,677
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.000% 5.6743% 5/18/24 (b)(c)	600,000	597,995
3 month U.S. LIBOR + 1.230% 4.4657% 3/11/25 (b)(c)	1,200,000	1,184,099
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.3803% 11/22/24 (b)(c)	1,260,000	1,228,460
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.430% 4.4697% 3/10/26 (b)(c)	600,000	588,820
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 4.9922% 5/16/25 (b)(c)	300,000	298,846
ING Groep NV:
3 month U.S. LIBOR + 1.000% 4.7429% 10/2/23 (b)(c)	300,000	300,464
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.640% 4.996% 3/28/26 (b)(c)	1,100,000	1,089,152
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.730% 5.0546% 4/23/24 (b)(c)	1,510,000	1,506,392
3 month U.S. LIBOR + 0.850% 4.7587% 1/10/25 (b)(c)	702,000	695,459
3 month U.S. LIBOR + 0.890% 5.2146% 7/23/24 (b)(c)	2,366,000	2,361,836
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.345% 6/1/25 (b)(c)	210,000	205,671
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.8064% 3/16/24 (b)(c)	1,460,000	1,451,177
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 3.7488% 12/10/25 (b)(c)	750,000	729,270
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 4.4269% 4/22/27 (b)(c)	600,000	583,172
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 4.72% 2/24/26 (b)(c)	1,400,000	1,370,166
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.8397% 3/2/23 (b)(c)	306,000	306,281
3 month U.S. LIBOR + 0.860% 5.1869% 7/26/23 (b)(c)	1,672,000	1,675,147
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 4.4808% 9/12/25 (b)(c)	500,000	497,930
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 5.1297% 7/18/25 (b)(c)	200,000	200,607
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.630% 5.3873% 5/25/24 (b)(c)	1,800,000	1,788,057
3 month U.S. LIBOR + 0.790% 3.9481% 3/5/23 (b)(c)	600,000	600,301
3 month U.S. LIBOR + 1.000% 4.2357% 9/11/24 (b)(c)	1,140,000	1,136,594
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 4.7606% 5/22/26 (b)(c)	700,000	682,223
National Australia Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.8055% 1/12/25 (b)(c)(d)	2,370,000	2,342,070
NatWest Group PLC 3 month U.S. LIBOR + 1.550% 5.1914% 6/25/24 (b)(c)	700,000	698,780
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 4.3285% 8/12/24 (b)(c)(d)	500,000	492,042
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 4.1064% 9/29/26 (b)(c)(d)	450,000	426,929
Nordea Bank ABP U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 4.0527% 6/6/25 (b)(c)(d)	200,000	198,756
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.480% 4.3887% 1/10/23 (b)(c)	400,000	399,948
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 3.7255% 1/12/24 (b)(c)	546,000	542,871
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 3.7989% 1/10/25 (b)(c)	930,000	917,398
Royal Bank of Canada:
3 month U.S. LIBOR + 0.660% 4.4083% 10/5/23 (b)(c)	660,000	658,033
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 3.7524% 10/7/24 (b)(c)	580,000	569,872
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.0468% 10/26/23 (b)(c)	210,000	209,013
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 4.0441% 1/20/26 (b)(c)	1,792,000	1,732,989
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.570% 4.1828% 4/27/26 (b)(c)	200,000	193,137
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.590% 4.3154% 11/2/26 (b)(c)	330,000	316,644
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 4.5802% 1/21/26 (b)(c)(d)	630,000	603,792
Standard Chartered PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 4.7303% 11/23/25 (b)(c)(d)	300,000	289,952
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.740% 5.252% 3/30/26 (b)(c)(d)	570,000	561,486
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 4.8191% 1/17/23 (b)(c)	260,000	259,992
3 month U.S. LIBOR + 0.860% 5.0866% 7/19/23 (b)(c)	1,332,000	1,333,577
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 4.2588% 1/14/27 (b)(c)	470,000	459,809
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 3.6265% 9/16/24 (b)(c)(d)	800,000	794,142
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 4.2896% 4/4/25 (b)(c)(d)	400,000	396,704
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.640% 4.8666% 7/19/23 (b)(c)	793,000	793,557
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.240% 3.6462% 1/6/23 (b)(c)	410,000	409,918
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.4477% 3/4/24 (b)(c)	1,300,000	1,287,527
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.5091% 9/10/24 (b)(c)	950,000	935,152
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 3.8289% 1/10/25 (b)(c)	950,000	930,497
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.0928% 1/27/23 (b)(c)	980,000	980,128
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 4.0489% 3/8/24 (b)(c)	200,000	199,496
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.6708% 1/17/24 (b)(c)	1,500,000	1,486,342
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (b)(c)	860,000	840,151
Wells Fargo & Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 4.8744% 4/25/26 (b)(c)	840,000	833,833
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.390% 4.3307% 1/13/23 (b)(c)	500,000	499,708
3 month U.S. LIBOR + 0.570% 4.4787% 1/11/23 (b)(c)	1,328,000	1,327,493
3 month U.S. LIBOR + 0.720% 5.3261% 5/15/23 (b)(c)	399,000	399,541
3 month U.S. LIBOR + 0.770% 5.5063% 2/26/24 (b)(c)	172,000	172,312
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 3.6041% 6/3/26 (b)(c)	860,000	841,186
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 4.7995% 8/26/25 (b)(c)	500,000	499,500
		86,146,983
Capital Markets - 12.8%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.7544% 10/25/24 (b)(c)	150,000	148,066
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.1744% 4/25/25 (b)(c)	700,000	692,227
Charles Schwab Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.7387% 3/18/24 (b)(c)	1,003,000	996,185
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.520% 4.3185% 5/13/26 (b)(c)	380,000	367,944
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.050% 4.1427% 3/3/27 (b)(c)	500,000	485,684
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.1777% 8/9/23 (b)(c)	1,500,000	1,462,397
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 4.4701% 12/14/23 (b)(c)(d)	1,260,000	1,258,414
3 month U.S. LIBOR + 1.240% 4.4757% 6/12/24 (b)(c)(d)	1,000,000	935,000
Deutsche Bank AG New York Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.210% 5.0212% 11/16/27 (b)(c)	300,000	261,930
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 5.4419% 2/23/23 (b)(c)	415,000	415,402
3 month U.S. LIBOR + 1.170% 5.7761% 5/15/26 (b)(c)	600,000	592,622
3 month U.S. LIBOR + 1.600% 6.3339% 11/29/23 (b)(c)	3,156,000	3,185,112
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 4.0202% 10/21/24 (b)(c)	200,000	196,132
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.6591% 9/10/24 (b)(c)	1,330,000	1,308,996
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.7189% 3/8/24 (b)(c)	2,330,000	2,303,598
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2419% 1/24/25 (b)(c)	500,000	490,980
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 3.9588% 3/9/27 (b)(c)	50,000	47,625
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 4.6044% 3/15/24 (b)(c)	600,000	600,673
Macquarie Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 4.6016% 3/21/25 (b)(c)(d)	600,000	601,228
Macquarie Group Ltd.:
3 month U.S. LIBOR + 1.350% 4.9784% 3/27/24 (b)(c)(d)	678,000	676,866
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 4.1723% 10/14/25 (b)(c)(d)	560,000	543,682
Morgan Stanley:
3 month U.S. LIBOR + 1.220% 5.7703% 5/8/24 (b)(c)	1,992,000	1,994,104
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.2335% 1/24/25 (b)(c)	1,190,000	1,170,960
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.7531% 2/18/26 (b)(c)	800,000	786,347
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 4.6876% 4/17/25 (b)(c)	200,000	198,331
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.13% 6/1/23 (b)(c)(d)	450,000	448,958
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 4.1577% 2/9/24 (b)(c)(d)	1,651,000	1,639,872
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.2477% 8/9/24 (b)(c)(d)	1,270,000	1,258,354
UBS Group AG U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 5.3785% 5/12/26 (b)(c)(d)	400,000	399,252
		25,466,941
Consumer Finance - 4.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.0414% 9/29/23 (b)(c)	300,000	293,764
American Express Co.:
3 month U.S. LIBOR + 0.650% 5.3863% 2/27/23 (b)(c)	26,000	25,989
3 month U.S. LIBOR + 0.750% 5.2097% 8/3/23 (b)(c)	1,424,000	1,427,236
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.423% 11/4/26 (b)(c)	550,000	533,997
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 4.4683% 5/3/24 (b)(c)	800,000	797,213
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 5.1347% 1/30/23 (b)(c)	1,264,000	1,263,974
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 3.845% 12/6/24 (b)(c)	700,000	684,425
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.1503% 5/9/25 (b)(c)	500,000	492,553
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.550% 3.6949% 6/7/23 (b)(c)	200,000	200,153
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.5597% 10/11/24 (b)(c)	810,000	800,624
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 3.4987% 6/18/24 (b)(c)	1,300,000	1,291,180
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 3.7489% 1/11/24 (b)(c)	1,000,000	996,868
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 3.7743% 1/13/25 (b)(c)	290,000	285,337
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.9258% 3/22/24 (b)(c)	200,000	199,634
		9,292,947
Diversified Financial Services - 1.6%
AIG Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.5944% 12/15/23 (b)(c)(d)	344,000	343,085
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 4.3624% 8/19/24 (b)(c)(d)	1,000,000	976,339
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5% 5/24/24 (b)(c)(d)	1,000,000	980,759
GA Global Funding Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.360% 4.7789% 4/11/25 (b)(c)(d)	500,000	487,413
National Rural Utilities Cooperative Finance Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.8097% 10/18/24 (b)(c)	400,000	394,768
		3,182,364
Insurance - 4.5%
Jackson National Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.0062% 1/6/23 (b)(c)(d)	380,000	380,036
MassMutual Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 3.7855% 4/12/24 (b)(c)(d)	1,800,000	1,784,785
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 4.2016% 3/21/25 (b)(c)(d)	200,000	200,043
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 3.7324% 1/7/24 (b)(c)(d)	1,964,000	1,950,705
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 3.7923% 1/14/25 (b)(c)(d)	1,470,000	1,447,651
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 3.8902% 10/21/23 (b)(c)(d)	870,000	869,940
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 3.9068% 4/26/24 (b)(c)(d)	280,000	278,102
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 3.6288% 6/9/26 (b)(c)(d)	200,000	193,068
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6585% 3/25/24 (b)(c)(d)	424,000	420,427
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.7127% 6/4/26 (b)(c)(d)	760,000	723,567
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.8755% 4/12/24 (b)(c)(d)	650,000	644,937
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 4.336% 3/28/25 (b)(c)(d)	200,000	198,035
		9,091,296
TOTAL FINANCIALS		133,180,531
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 4.07% 12/1/23 (b)(c)	300,000	297,265
Health Care Providers & Services - 0.2%
Cigna Corp. 3 month U.S. LIBOR + 0.890% 4.9691% 7/15/23 (b)(c)	390,000	390,851
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 3.8697% 10/18/23 (b)(c)	1,680,000	1,673,083
Pharmaceuticals - 1.7%
AstraZeneca PLC 3 month U.S. LIBOR + 0.660% 5.3147% 8/17/23 (b)(c)	749,000	750,367
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 1.010% 4.3026% 12/15/23 (b)(c)(d)	1,072,000	1,069,874
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 3.6226% 9/15/23 (b)(c)	180,000	179,902
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 3.7088% 3/10/25 (b)(c)(d)	1,400,000	1,389,584
		3,389,727
TOTAL HEALTH CARE		5,750,926
INDUSTRIALS - 2.1%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. 3 month U.S. LIBOR + 0.450% 4.1929% 4/1/23 (b)(c)	366,000	365,768
Industrial Conglomerates - 0.5%
3M Co. 3 month U.S. LIBOR + 0.300% 4.9497% 2/14/24 (b)(c)	200,000	199,303
General Electric Co. 3 month U.S. LIBOR + 0.380% 4.9116% 5/5/26 (b)(c)	800,000	766,160
		965,463
Machinery - 1.4%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 3.4396% 9/13/24 (b)(c)	1,890,000	1,879,253
Daimler Trucks Finance North America LLC 3.98% 12/13/24 (b)(d)	1,000,000	987,090
		2,866,343
TOTAL INDUSTRIALS		4,197,574
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (b)(c)	400,000	394,535
Qualcomm, Inc. 3 month U.S. LIBOR + 0.730% 5.1447% 1/30/23 (b)(c)	240,000	240,103
		634,638
MATERIALS - 0.1%
Chemicals - 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 5.7161% 11/15/23 (b)(c)	252,000	251,774
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.8489% 1/11/24 (b)(c)	430,000	427,031
UTILITIES - 5.4%
Electric Utilities - 4.3%
American Electric Power Co., Inc. 3 month U.S. LIBOR + 0.480% 4.9196% 11/1/23 (b)(c)	400,000	397,574
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (b)(c)	432,000	430,006
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0491% 8/15/23 (b)(c)	375,000	373,423
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0481% 5/10/23 (b)(c)	512,000	510,612
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (b)(c)	2,108,000	2,107,532
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.1483% 11/3/23 (b)(c)	2,450,000	2,429,071
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.35% 3/1/23 (b)(c)	750,000	749,405
PPL Electric Utilities Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6658% 6/24/24 (b)(c)	585,000	576,776
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.2031% 4/1/24 (b)(c)	400,000	397,091
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (b)(c)	455,000	453,543
		8,425,033
Gas Utilities - 0.1%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 3.6201% 9/14/23 (b)(c)	250,000	249,380
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (b)(c)	800,000	788,519
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 3.8226% 9/15/23 (b)(c)	1,230,000	1,227,498
		2,016,017
TOTAL UTILITIES		10,690,430
TOTAL NONCONVERTIBLE BONDS (Cost $174,795,928)		173,140,496

U.S. Treasury Obligations - 11.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
5.25% 2/15/29	2,000	2,150
6.125% 11/15/27	1,000	1,100
6.25% 5/15/30	10,000	11,607
U.S. Treasury Notes:
0.625% 5/15/30	1,940,000	1,559,275
0.625% 8/15/30	3,205,000	2,560,244
0.875% 11/15/30	2,030,000	1,649,454
1.125% 2/15/31	3,408,000	2,823,049
1.25% 8/15/31	340,000	279,889
1.375% 11/15/31	4,490,000	3,713,537
1.5% 2/15/30	163,000	140,810
1.625% 8/15/29	85,600	75,171
1.625% 5/15/31	1,760,000	1,504,387
1.75% 11/15/29	573,200	507,842
1.875% 2/15/32	1,900,000	1,638,898
2.375% 5/15/29	194,800	179,224
2.75% 8/15/32	2,950,000	2,732,438
2.875% 5/15/32	3,100,000	2,905,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,848,358)		22,284,841

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $4,646,664)	4,645,735	4,646,664

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $204,290,950)	200,072,001
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,122,426)
NET ASSETS - 100.0%	198,949,575

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,421,602 or 20.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	309,001	21,802,428	17,464,765	41,713	-	-	4,646,664	0.0%
Total	309,001	21,802,428	17,464,765	41,713	-	-	4,646,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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